CUSTOMER DEPOSITS	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Disclosure Customer Deposits Abstract
CUSTOMER DEPOSITS

NOTE 5 – CUSTOMER DEPOSITS

The Company receives payments from customers on orders prior to shipment and these customer deposits on cancelled orders were either returned to the customers subsequent to April 30, 2022 or will remain as deposits until the item is either delivered and recorded as revenue or cancelled and refunded. At April 30, 2022 the Company had received $291,684 (January 31, 2022- $530,900) in customer deposits for orders that were unfulfilled at April 30, 2022 and either canceled subsequent to year end or still awaiting shipment.

NOTE 5 – CUSTOMER DEPOSITS

The Company receives payments from customers on orders prior to shipment. At January 31, 2022 the Company had received $530,900 (January 31, 2021- $188,385) in customer deposits for orders that were unfulfilled at January 31, 2022 and either canceled subsequent to year end or still awaiting shipment. The deposits on cancelled orders were either returned to the customers subsequent to January 31, 2022 or will remain as deposits until the item is either delivered and recorded as revenue or cancelled and refunded.